Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,977,785.09
Total Fee Amount	12,526.06
Total Offset Amount	0.00
Net Fee	$ 12,526.06
Offering Table N/A
Offset Table N/A	N/A